Summary of Principal Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Summary of Principal Accounting Policies [Line Items]
Credit Loss	$ 30,148	$ 45,058
Deferred Offering Costs	$ 1,060,960	1,282,960
Impairment losses on fixed assets	$87,392
Contract liabilities	$ 4,949,717	2,778,185
Recognized revenue percentage	100.00%
Other Customer [Member]
Summary of Principal Accounting Policies [Line Items]
Contract liabilities		$ 2,778,185